Lease Commitments - ASC 842 (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 1,673
2025	1,153
2026	734
2027	544
2028	396
Thereafter	1,364
Total	5,864
Less: Amounts representing interest	630
Total operating lease liabilities	5,234	$ 4,031
Finance Leases
2024	84
2025	79
2026	76
2027	68
2028	66
Thereafter	443
Total	816
Less: Amounts representing interest	182
Total lease liabilities	$ 634	$ 448